OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
External revenue	$ 4,282.8	$ 4,010.6
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	7,340.0	7,870.4
Canada
Disclosure of operating segments [line items]
External revenue	460.7	361.2
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,527.7	1,641.2
United States
Disclosure of operating segments [line items]
External revenue	2,076.3	2,059.5
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	3,623.5	4,049.8
United Kingdom
Disclosure of operating segments [line items]
External revenue	271.1	251.1
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	360.5	383.9
Rest of Americas
Disclosure of operating segments [line items]
External revenue	98.8	86.1
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	201.9	180.8
Europe
Disclosure of operating segments [line items]
External revenue	645.1	559.7
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	985.5	982.4
Asia
Disclosure of operating segments [line items]
External revenue	566.1	603.7
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	532.0	519.8
Oceania and Africa
Disclosure of operating segments [line items]
External revenue	164.7	89.3
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	$ 108.9	$ 112.5